Short-term Borrowings - Secured Short-term Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short Term Debt [Line Items]
Short-term borrowings	$ 261,359	$ 249,497
(a) Revolving overdraft credit facility dated 5/6/2015
Short Term Debt [Line Items]
Short-term borrowings	0	5,356
(b) Security agreement dated 8/9/2016
Short Term Debt [Line Items]
Short-term borrowings	85,000	80,000
(c) Borrowing base facility agreement dated 9/16/2016
Short Term Debt [Line Items]
Short-term borrowings	176,154	164,141
d) Overdraft deposit accounts
Short Term Debt [Line Items]
Short-term borrowings	$ 205	$ 0